UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         DYNAMO INTERNACIONAL GESTAO DE RECURSOS LTDA
Address:      AV. ATAULFO DE PAIVA, 1235, 6 ANDAR
              RIO DE JANEIRO - RJ, BRASIL, CEP:22440-34

Form 13F File Number: 28-15360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Luiz Felipe de Almeida Campos
Title:   Director
Phone:   55-21-25129394

Signature, Place, and Date of Signing:

/s/ Luiz Felipe de Almeida Campos   Rio de Janeiro, Brazil       May 14, 2013
---------------------------------   ----------------------   -------------------
           [Signature]                  [City, Country]             [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          9
Form 13F Information Table Value Total:          $158,095
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                  TITLE OF              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108     2687     26994 SH         OTHER                 26994         0        0
------------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108    49822    500325 SH          SOLE                500325         0        0
------------------------------------------------------------------------------------------------------------------------------------
MONDELEZ INTL INC             CL A           609207105    22920    748663 SH         OTHER                748663         0        0
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC DRILLING SA LUXEMBOU  REG SHS        L7257P106    18167   1798693 SH         OTHER               1798693         0        0
------------------------------------------------------------------------------------------------------------------------------------
SIGNET JEWELERS LIMITED       SHS            G81276100     8788    131164 SH         OTHER                131164         0        0
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SIX FLAGS ENTMT CORP NEW      COM            83001A102    23694    326902 SH         OTHER                326902         0        0
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COSAN LTD                     SHS A          G25343107    15312    785015 SH          SOLE                785015         0        0
------------------------------------------------------------------------------------------------------------------------------------
                              SPON ADR REP
GERDAU S A                    PFD            373737105    10334   1340000 SH          SOLE               1340000         0        0
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COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD 204409601     6371    537511 SH          SOLE                537511         0        0